Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Securities Sold under Agreements to Repurchase
	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Interbank market	75,002	65,479
Stock exchange market	12,307	15,609

Total	87,309	81,088

Maturing:
Within 30 days	87,309	81,088

Total	87,309	81,088